Stockholders' equity (Details) (USD $)	12 Months Ended			1 Months Ended						1 Months Ended					12 Months Ended		2 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2010 8.00% Unsecured Convertible Notes	Dec. 31, 2011 8.00% Unsecured Convertible Notes	Dec. 31, 2010 8.00% Unsecured Convertible Notes	Jul. 31, 2010 8.00% Unsecured Convertible Notes	Dec. 31, 2009 8.00% Unsecured Convertible Notes	Apr. 30, 2009 8.00% Unsecured Convertible Notes	May 31, 2011 Common Stock	Sep. 30, 2010 Common Stock	Sep. 30, 2009 Common Stock	Mar. 31, 2009 Common Stock	Jun. 30, 2004 Series C preferred stock	Dec. 31, 2011 Series C preferred stock	Dec. 31, 2010 Series C preferred stock	Apr. 30, 2008 Series D convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock D	Dec. 31, 2010 Series D convertible preferred stock
Issuances of common stock
Number of shares issued in a follow-on offering										6,250,651	5,175,000	4,600,000	7,000,000	5,185,500			10,000,000
Number of shares issued upon partial exercise of the underwriters over-allotment option										750,651	675,000
Price of shares issued (in dollars per share)										$ 75.50	$ 69.25	$ 53.25	$ 38.25	$ 25.00			$ 25.00
Aggregate proceeds from issuance of shares after deducting underwriters' discounts and other offering costs	$ 451,539,000	$ 342,342,000	$ 488,163,000							$ 451,500,000	$ 342,300,000	$ 233,500,000	$ 254,600,000
New shares issued pursuant to the terms of the Exchange Offer				5,620,256
Cash paid as consideration for the exchange		43,528,000		41,900,000
Principal amount of notes retired				232,700,000
Debt instrument, stated rate (as a percent)	7.00%			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Aggregate proceeds from public offering (after deducting underwriters' discounts and other offering costs)														124,000,000			242,000,000
Payment of quarterly dividends in arrears at an annual rate (in dollars per share)															$ 2.09375			$ 1.75
Redemption price per share (in dollars per share)															$ 25
Percentage of the closing sale price per share of the entity's common stock that the then-applicable conversion price must exceed in order for the shares to be automatically converted																		150.00%
Minimum number of trading days within 30 consecutive trading days during which the closing sale price per share of entity's common stock equals or exceeds the then-applicable conversion price for the shares to be automatically converted																		20
Number of consecutive trading day period within which the closing sale price per share of entity's common stock equals or exceeds the then-applicable conversion price for at least 20 trading days for the shares to be automatically converted																		30
Conversion rate at a option of holders (in shares)																		0.2477
Liquidation preference (in dollars per share)															$ 25	$ 25		$ 25	$ 25
Conversion rate which is equivalent to an initial conversion price per share of common stock (in dollars per share)																		$ 100.93
Conversion rate dividend adjustment per quarter (in dollars per share)																		$ 0.78
Conversion rate (in shares)																		0.2480
Conversion price (in dollars per share)																		$ 100.81
Number of shares authorized															5,750,000	5,750,000		10,000,000	10,000,000
Number of shares issued and outstanding															5,185,500	5,185,500		10,000,000	10,000,000
Number of "excess stock" authorized (in shares)	200,000,000
Accumulated other comprehensive loss
Unrealized gain on marketable securities	3,834,000	6,157,000
Unrealized loss on interest rate hedge agreements	(32,980,000)	(44,807,000)
Unrealized (loss) gain on foreign currency translation	(5,365,000)	20,315,000
Total	$ (34,511,000)	$ (18,335,000)